Disclosure of reconciliation to statutory tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Statutory tax rate	27.00%	27.00%
Tax expense at statutory rate	$ 46,126	$ 46,685
Effect of Deductions related to mining taxes	(5,976)	(6,075)
Adjusted income taxes	40,150	40,610
Mining tax expense (recovery)	19,214	19,367
Adjusted income tax expense after mining tax expense (recovery)	59,364	59,977
Permanent differences related to capital items	(2,903)	1,462
Permanent differences related to other income tax permanent differences	(454)	338
Impact of remeasurement on decommissioning liability	3,898	15,290
Temporary income tax differences not recognized	4,449	15,376
Impact related to differences in tax rates in foreign operations	9,594	4,605
Impact of changes to statutory tax rate	45	(52,855)
Foreign exchange on non-monetary items	11,408	(9,387)
Impact related to tax assessments and tax return amendments	20	(1,587)
Tax expense (recovery)	$ 85,421	$ 33,219